Condensed Parent Company Information	12 Months Ended
Dec. 31, 2013
Condensed Parent Company Information [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
29. Condensed Parent Company Financial Information
Condensed balance sheets of EverBank Financial Corp as of December 31, 2013 and 2012 are as follows:

	2013	2012
Assets
Cash and cash equivalents	$65,005	$70,957
Investment in subsidiaries:
Bank subsidiary	1,662,164	1,518,934
Nonbank subsidiaries	3,344	3,344
Total investment in subsidiaries	1,665,508	1,522,278
Other assets	2,264	396
Total Assets	$1,732,777	$1,593,631
Liabilities
Accounts payable and accrued liabilities	$4,635	$34,335
Due to subsidiaries, net	3,379	4,370
Trust preferred securities (Note 15)	103,750	103,750
Total Liabilities	111,764	142,455
Total Shareholders’ Equity (Note 16)	1,621,013	1,451,176
Total Liabilities and Shareholders’ Equity	$1,732,777	$1,593,631

Condensed statements of income of EverBank Financial Corp for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Income
Gain on extinguishment of debt	$—	$—	$4,400
Other income	303	273	312
Total income	303	273	4,712
Expense
Interest expense	6,584	6,006	6,641
Noninterest expense	3,302	3,776	661
Total expense	9,886	9,782	7,302
Income (loss) before income tax benefit	(9,583)	(9,509)	(2,590)
Income tax benefit	(3,905)	(3,596)	(796)
Income (loss) before equity in earnings of subsidiaries	(5,678)	(5,913)	(1,794)
Equity in earnings of subsidiaries	142,418	79,955	54,523
Net Income	$136,740	$74,042	$52,729
Comprehensive Income (Loss) (1)	$170,909	$95,007	$(49,964)

(1)	Refer to the consolidated statements of comprehensive income for other comprehensive income details.
Condensed statements of cash flows of EverBank Financial Corp for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Operating Activities:
Net income	$136,740	$74,042	$52,729
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Equity in earnings of subsidiaries	(142,418)	(79,955)	(54,523)
Amortization of gain on interest rate swaps	—	(255)	(51)
Dividends received from bank subsidiary	40,000	15,600	8,800
Deferred income taxes	(464)	15	13
Gain on extinguishment of debt	—	—	(4,400)
Other operating activities	298	270	(50)
Changes in operating assets and liabilities, net of
acquired assets and liabilities:
Other assets	(18)	(642)	(761)
Accounts payable and accrued liabilities	(32,317)	28,670	130
Due to subsidiaries	(991)	977	99
Net cash provided by operating activities	830	38,722	1,986
Investing Activities:
Capital contributions	—	(353,654)	(2,500)
Net cash used in investing activities	—	(353,654)	(2,500)
Financing Activities:
Purchase of trust preferred securities	—	—	(5,600)
Repurchase of common stock	—	(360)	(3,537)
Proceeds from issuance of common stock, net of issuance cost	13,041	249,325	1,672
Proceeds from issuance of preferred stock, net of issuance cost	—	144,325	—
Dividends paid	(19,823)	(11,790)	(228)
Net cash (used in) provided by financing activities	(6,782)	381,500	(7,693)
Net Increase (Decrease) in Cash and Cash Equivalents	(5,952)	66,568	(8,207)
Cash and Cash Equivalents
Beginning of year	70,957	4,389	12,596
End of year	$65,005	$70,957	$4,389
Supplemental Disclosures of Cash Flow Information:
Cash paid (received) for:
Interest	$6,584	$6,078	$6,729
Income taxes	26,765	(34,493)	1,173